Provisions	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Provisions	Note 12: Provisions

Provisions for financial commitments and guarantees[1] £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2026	195	2,193	384	2,772
Exchange and other adjustments	–	–	(6)	(6)
Provisions applied	–	(119)	(146)	(265)
Charge for the period	7	31	148	186
At 30 June 2026	202	2,105	380	2,687
1In respect of loans and advances to customers.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Provisions (continued)
Regulatory and legal provisions
In the course of its business, the Group is engaged on a regular basis in discussions with UK and overseas regulators and other governmental authorities on a range of matters, including legal and regulatory reviews and, from time to time, enforcement investigations (including in relation to compliance with applicable laws and regulations, such as those relating to prudential regulation, consumer protection, investment advice, employment, business conduct, systems and controls, environmental, sustainability, competition/anti-trust, tax, anti-bribery, anti-money laundering and sanctions). Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and/or regulatory authorities, increased costs being incurred by the Group, remediation of systems and controls, public or private censure, restriction of the Group’s business activities and/or fines. The Group also receives complaints and pre-
action correspondence in connection with its past conduct and claims brought or threatened by or on behalf of current and former employees, customers (including their appointed representatives), investors and other third parties and is subject to legal proceedings and other legal or regulatory actions from time to time. Any such events or circumstances could have a material adverse effect on the Group’s financial position, operations or cash flows.
Provisions are held where the Group can reliably estimate a probable outflow of economic resources. The ultimate liability of the Group may be significantly more, or less, than the amount of any provision recognised. If the Group is unable to determine a reliable estimate, a contingent liability is disclosed. The recognition of a provision does not amount to an admission of liability or wrongdoing on the part of the Group. During the half-year to 30 June 2026 the Group charged a further £31 million in respect of legal actions and other regulatory matters and the unutilised balance at 30 June 2026 was £2,105 million (31 December 2025: £2,193 million). The most significant items are outlined below.
Motor commission review
There have been no further charges relating to motor finance commission arrangements for the period ending 30
June 2026. As at 30 June 2026, the total provision recognised is £1,950 million.
The Supreme Court judgment in Johnson v FirstRand Bank Limited in August 2025 found that there was an unfair relationship under s.140A of the Consumer Credit Act (CCA). Following that judgment, the FCA published
Consultation Paper CP25/27 in October 2025 setting out detailed proposals for a scheme to redress unfair customer relationships in the context of historic motor finance agreements.
The FCA subsequently published its policy statement and final rules for its motor finance redress schemes on 30
March 2026. On 2 July 2026, the FCA stated that the schemes have been partially suspended by the Upper
Tribunal, pending the outcome of challenges from a number of parties. As a result, firms are not required to calculate or pay compensation or issue compensation-related communications under the original timetable for the schemes, although they must continue preparatory activities and comply with the aspects of the schemes which have not been suspended, including communicating with customers who are not entitled to redress under the schemes. The FCA further stated that if the schemes, or parts thereof, were quashed, the FCA would need to carefully consider all options. One of these options includes a ‘no scheme’ scenario, and the FCA also announced that firms should plan for this scenario in the event of successful challenge.
The FCA also announced on 2 July 2026 that payments to customers will begin in 2027 if the schemes are upheld, based on Upper Tribunal hearing dates in December 2026 or the second half of February 2027. The Group will continue to consider carefully potential implications of the challenges to the schemes and any impact on the existing provision arising from any challenges succeeding (whether in full or in part) and the regulatory response to the challenge outcome (including a possible “no scheme” scenario).
The pause on motor finance complaints handling was lifted on 31 May 2026. This does not impact motor finance complaints within the scope of the FCA’s redress schemes as the schemes’ rules disapply complaint handling time limits for such complaints. The FCA also lifted the pause on handling motor finance complaints in respect of leasing products on 5 December 2025, such products not being within the scope of the FCA redress schemes. The Group continues to receive new complaints as well as claims in the County Courts in respect of motor finance commissions. A large number of those claims have been stayed, as has a claim in the Competition Appeal Tribunal.
On 30 June 2026, the Court of Appeal determined that, in a case before it involving Black Horse Limited, a member of the Group, multiple unfair relationship claims could be dealt with via one bulk Claim Form. Leave to appeal has been sought by Black Horse Limited. It remains uncertain how many customers will pursue court action given that the schemes are intended to provide a simpler alternative for redress.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Provisions (continued)
The ultimate financial impact of this issue will be determined by a number of factors still to be resolved, in particular, challenge and litigation outcomes, customer response rates, operational costs, any further interventions and any broader implications of legal and/or regulatory developments. Given the significant level of uncertainty in terms of these factors, the ultimate financial impact on the Group could differ materially from the amount provided. The total £1,950 million provision continues to represent the Group’s current best estimate of the potential impact of the motor finance issue.
HBOS Reading – review
The Group continues to apply the recommendations from Sir Ross Cranston’s review, issued in December 2019, including a reassessment of direct and consequential losses by an independent panel (the Foskett Panel), an extension of debt relief and a wider definition of de facto directors. The Foskett Panel’s full scope and methodology was published on 7 July 2020. The Foskett Panel’s stated objective is to consider cases via a non-
legalistic and fair process and to make its decisions in a generous, fair and common sense manner, assessing claims against an expanded definition of the fraud and on a lower evidential basis.
In June 2022, the Foskett Panel announced an alternative option, in the form of a fixed sum award which could be accepted as an alternative to participation in the full re-review process, to support earlier resolution of claims for those deemed by the Foskett Panel to be victims of the fraud.
All of the population have now had an initial decision, with a small number of the populations’ challenges to the
Panel’s initial decision ongoing through the published process, with operational costs, redress and tax costs associated with the re-reviews recognised within the amount provided.
Notwithstanding the settled claims and the increase in outcomes which builds confidence in the full estimated cost, uncertainties remain and the final outcome could be different. The Group remains committed to implementing the recommendations in full. There is no confirmed timeline for the completion of the re-review process nor the separate review by Dame Linda Dobbs.
Payment protection insurance (PPI)
The Group continues to receive and challenge PPI litigation cases, with mainly operational costs and legal fees associated with litigation activity (including via bulk claims forms) recognised within regulatory and legal provisions.
Other
The Group carries provisions of £91 million (31 December 2025: £98 million) in respect of dilapidations, rent reviews and other property-related matters.
Provisions are also made for staff and other costs related to Group restructuring initiatives at the point at which the Group becomes committed to the expenditure; at 30 June 2026 provisions of £173 million (31 December 2025:
£163 million) were held.
The Group carries provisions of £43 million (31 December 2025: £41 million) for indemnities and other matters relating to legacy business disposals in prior years. Whilst there remains significant uncertainty as to the timing of the utilisation of the provisions, the Group expects the majority of the remaining provisions to have been utilised by 31 December 2026.